Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2025
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type	Value-at-Risk of Trading Units by Risk Type¹

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Average	28.3	31.4	(33.5)	(41.2)	16.0	26.9	24.5	22.9	10.2	10.2	9.7	11.6	1.4	1.0
Maximum	45.5	60.6	(10.5)	(27.2)	34.0	55.1	31.9	35.5	17.0	15.6	21.3	19.0	2.8	1.8
Minimum	20.0	19.0	(50.1)	(56.2)	8.3	13.4	18.9	17.6	4.7	6.2	5.2	6.3	0.8	0.3
Period-end	24.8	24.9	(26.1)	(48.3)	10.5	31.3	26.6	19.5	6.3	10.8	5.5	10.1	2.0	1.5
1Figures for 2025 as of December 31, 2025. Figures for 2024 as of December 31, 2024
2Includes value-at-risk from gold and other precious metal positions

Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon)	Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2

	Total		Credit Trading		Global Rates		Emerging Markets		Other
in € m.	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Average	549.28	604.89	128.76	191.83	212.62	210.10	288.11	205.90	(80.22)	(2.94)
Maximum	842.52	755.51	201.19	247.31	374.53	375.68	630.50	350.06	(25.17)	49.49
Minimum	414.86	501.46	44.87	95.30	128.59	125.39	196.64	142.91	(174.20)	(54.16)
Period-end	452.05	501.46	166.07	176.50	159.98	125.39	218.90	229.50	(92.89)	(29.93)
1Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2025 and December 31, 2024, respectively
[3]All liquidity horizons are set to 12 months

Nontrading Market Risk - Economic Capital Usage by risk type	Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2025	Dec 31, 2024
Interest rate risk	1,308	2,770
Credit spread risk	772	184
Equity and Investment risk	1,272	1,172
Foreign exchange risk	4,461	1,665
Pension risk	331	944
Guaranteed funds risk	103	100
Total non-trading market risk portfolios	8,247	6,835